GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - Schedule of revenue by geographic area (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Geographical Information [Line Items]
Total revenues		$ 2,565.0	$ 2,414.7	$ 2,329.9
Americas
Schedule Of Geographical Information [Line Items]
Total revenues		1,070.4	1,025.7	991.1
EMEA
Schedule Of Geographical Information [Line Items]
Total revenues	[1]	1,120.5	1,050.4	993.9
Israel
Schedule Of Geographical Information [Line Items]
Total revenues		72.9	66.3	55.6
Asia Pacific
Schedule Of Geographical Information [Line Items]
Total revenues		$ 301.2	$ 272.3	$ 289.3

[1]	Includes Europe, the Middle East (excluding Israel) and Africa